RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

NOTE 18. RELATED PARTY TRANSACTIONS

Private Placement Financing

On January 29, 2025, the Company completed the sale of 524,390 ordinary shares for aggregate proceeds of $2,150,000, at a per share price of $4.10, the closing price of a share on Nasdaq on the date preceding the date of the securities purchase agreement. The shares were sold to two former directors of the Company, Messrs. Gregory Bailey and James Mellon. The shares were sold in a private placement transaction pursuant to Regulation S, and were issued as restricted stock. The proceeds are being used for general corporate purposes and working capital.

SalvaRx Acquisition

Two of the Company’s former directors, Messrs. Gregory Bailey and James Mellon, are also directors of SalvaRx Group plc, a company which ownsed approximately 2.2% of the Company’s issued and outstanding ordinary shares as of March 31, 2025. As of September 30, 2025, SalvaRx Group plc owns no issued and outstanding shares of the Company.

Investments

The Company has entered into related party transactions and certain services agreements with certain of its shareholders. Key management personnel of the Company have also entered into related party transactions with certain of its shareholders. Key management personnel are those people who have the authority and responsibility for planning, directing and controlling the activities of the Company, including directors and senior management of the Company.

The following subsidiaries and associates are considered related parties:

(a)	iOx. Upon execution of the iOx Share Exchange on July 18, 2022, the non-AlphaTON director resigned from the iOx board leaving two AlphaTON insiders as directors. The management team of AlphaTON comprises the management team of iOx.
(b)	Saugatuck. Saugatuck is 70% owned by the Company and is controlled by AlphaTON.
(c)	Portage Development Services Inc. PDS provides human resources and other services to each operating subsidiary of AlphaTON through shared services agreements.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.

Notes to Condensed Consolidated Interim Financial Statements

Board Resignations and Appointments

On April 25, 2024, Mark Simon resigned all of his positions on the Board of Directors, and on April 26, 2024, Linda Kozick and Dr. Robert Glassman resigned all of their positions on the Board of Directors. On April 30, 2024, Dr. Jean -Christophe Renondin and Dr. Justin Stebbing were elected to the Board. On August 3, 2025, Justin Stebbing, and Jean-Christophe Renondin resigned from the Board of Directors and Brittany Kaiser was appointed to the Board. On September 25, 2025, Gregory Bailey and James Mellon resigned from the Board of Directors and Michael Terpin and Enzo Villani were appointed to the Board.

Advisory Agreement

On August 20, 2025, the Company entered into an independent contractor agreement with Ralph Matthew McKibbin (the “McKibbin Agreement”), pursuant to which Mr. McKibbin will provide development advisory services to the Company. Mr. McKibbin is entitled to an equity grant in options at a strike price equal to the fair market value on the date of the grant of 0.25% of the issued and outstanding ordinary shares of the Company after giving effect to the number of issued and outstanding ordinary shares of the Company as of immediately after the Closing. 50% of the options will vest immediately and the remaining 50% shall vest in equal installments over a 12-month period. Due to the relationship between Ms. Kaiser and Mr. McKibbin, the McKibbin Agreement is a related party transaction for Ms. Kaiser.

Retention Agreements and General Releases

On July 22, 2024, the Company and Portage Development Services, Inc. entered into a Retention Agreement and General Release (“Retention Agreement”) with each of Allan Shaw, the Company’s former Chief Financial Officer (“Employee”) and Joseph Ciavarella, the Company’s former controller (“Consultant”). Under the terms of each of the Retention Agreements, Employee’s current employment agreement and Consultant’s current consulting agreement both terminated on July 22, 2024, except with respect to certain provisions. In return for continuing to provide services to the Company and its affiliates and completing certain tasks as described in the respective Retention Agreements, the Company paid an aggregate $0.2 million (the “Retention Amount”) to Employee and Consultant, in addition to their monthly pay through September 30, 2024.

The Company accrued the Retention Amount, as well as the monthly pay totaling $0.2 million through September 30, 2024, in the condensed consolidated interim financial statements for the three months ended June 30, 2024, as the material terms of the Retention Agreements were known and agreed upon at June 30, 2024. In accordance with the terms of the Retention Agreements, the Company paid in full the Retention Amount and issued 14,348 ordinary shares to the Employee and Consultant in lieu of cash bonuses accrued in Fiscal 2023 totaling $0.1 million by September 30, 2024, the date on which the Employee’s employment and the Consultant’s consulting relationship with the Company and its affiliates ended.

Balances Owed to Executive Team

In connection with the private placement financing and establishment of a new executive team in September 2025, the Company’s new management provided certain consulting services to the Company with respect to the business transition. As of September 30, 2025, $0.2 million was owed to management and is included within Accounts payable and accrued liabilities in the Condensed Consolidated Statement of Financial Position.

Relationship with Compedica

As discussed in Note 9, the Company acquired an equity interest in Compedica, Ltd. ("Compedica"), a U.K.-based biotechnology company specializing in medical devices for support with complications from diabetes. The investment was made in a stock-for-stock transaction whereby Compedica obtained a corresponding 27.4% interest in the Company, which was subsequently diluted in connection with the private financing in September 2025. As of September 30, 2025, Compedica owned 11.9% of the Company’s ordinary shares issued and outstanding. At the time of the Compedica investment, Jim Mellon was a director of both Compedica and the Company and a greater than 5% owner of the Company.

Asset Management Agreement

At the closing of the Company’s financing on September 25, 2025, the Company entered into an Asset Management Agreement (the “Asset Management Agreement”) with Alpha Sigma Capital, LLC (the “Asset Manager”). Pursuant to the Asset Management Agreement, the Asset Manager shall provide discretionary investment management services with respect to, among other assets (including without limitation certain subsequently raised funds), certain of the Company’s net proceeds from the Offering (the “Account Assets”) in accordance with the terms of the Asset Management Agreement.

Under the Asset Management Agreement, the Company shall pay the Asset Manager an asset-based fee equal to 1.0% per annum of the Account Assets. The Account Assets managed under the agreement are held in the name of the Company and remain under Company control. The agreement term is one year, after which it renews automatically and can be terminated by the Company with 90 days’ notice, provided that the Company has decided to end the TON digital asset treasury strategy.

The Asset Manager is mandated to invest the Account Assets principally with a long-only strategy primarily in TON, including staking (and restaking) TON to improve returns. The Asset Manager is not permitted to invest in any OTC derivatives, futures contracts, or option contracts that would require the Asset Manager to register as a commodity pool operator or commodity trading advisor.

Mr. Enzo Villani, Chief Investment Officer of the Company, is the Chief Executive Officer and Chief Investment Officer of the Asset Manager. Alpha Sigma Capital was also an investor in the Company’s September 2025 financing.